Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Total revenue	$ 185,203	$ 173,379	$ 142,354	$ 159,912	$ 178,257	$ 148,700	$ 131,505	$ 133,629	$ 660,848	$ 592,091	$ 513,997
Cost of revenue	85,011	79,404	58,207	68,652	79,200	63,518	57,379	56,456	291,274	256,553	224,742
Net revenue	100,192	93,975	84,147	91,260	99,057	85,182	74,126	77,173	369,574	335,538	289,255
Total expenses and other income	64,377	64,524	60,387	60,094	58,116	55,294	49,243	50,648	249,382	213,301	182,168
Income from continuing operations	25,518	23,127	15,654	20,180	27,612	19,578	16,297	17,375	84,479	80,862	70,137
Income (loss) from discontinued operations, net of tax	(740)	14	9	84	(3)	(689)	52	137	(633)	(503)	7,645
Net income	$ 24,778	$ 23,141	$ 15,663	$ 20,264	$ 27,609	$ 18,889	$ 16,349	$ 17,512	$ 83,846	$ 80,359	$ 77,782
Diluted income per share:
Income from continuing operations, net of tax (diluted) (in dollars per share)	$ 0.87	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.67	$ 0.56	$ 0.57	$ 2.86	$ 2.72	$ 2.23
Income (loss) from discontinued operations, net of tax (diluted) (in dollars per share)	$ (0.03)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ 0.01	$ (0.02)	$ (0.02)	$ 0.24
Net income per diluted share (in dollars per share)	$ 0.84	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.64	$ 0.56	$ 0.58	$ 2.84	$ 2.70	$ 2.47
Diluted weighted average shares	29,393	29,353	29,603	29,955	29,666	29,430	29,404	30,353	29,574	29,713	31,498